Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net profit (loss) for the year	$ (28,459)	$ (11,654)	$ 64,435
Proceeds from sales	783,000	1,216,294	1,197,523
Recovery from value added and other taxes	45,712	106,656	102,548
Dividends received	33,388	46,792	9,823
Royalty received	23,001	20,013	21,565
Interest received	4,265	2,383	3,169
Proceeds from insurance claim	0	38,793	0
Payments to suppliers and third parties	(610,737)	(861,282)	(872,467)
Payments to employees	(137,300)	(151,602)	(160,891)
Payments for tax litigation	(36,322)	0	0
Interest paid	(28,266)	(27,699)	(30,402)
Income tax paid	(24,935)	(30,898)	(38,121)
Payments of mining royalties	(4,741)	(13,190)	(20,165)
Net (increase) decrease in operating liabilities:
Net cash and cash equivalents provided by operating activities	47,065	346,260	212,582
Investing activities
Proceeds from sale of concessions, development costs, property, plant and equipment to third parties	726	2,240	1,962
Additions to mining concessions, development costs, property, plant and equipment	(102,627)	(111,270)	(259,507)
Payments for acquisition of other assets	(3,700)	(8,529)	(5,405)
Proceeds from collection of loan to an associate	0	0	124,800
Net cash and cash equivalents used in investing activities	(105,601)	(117,559)	(138,150)
Financing activities
Proceeds from bank loans	55,000	95,000	341,215
Payments of bank loans	(95,000)	(95,000)	(300,000)
Proceeds from financial obligations	161,894	0	80,000
Payments of financial obligations	(186,152)	(45,222)	(32,599)
Short-term lease payments	(7,596)	0	0
Dividends paid to controlling shareholders	(22,098)	(22,860)	(22,099)
Dividends paid to non-controlling shareholders	(6,500)	(5,560)	(6,036)
Increase of restricted bank accounts	(166)	(410)	(285)
Acquisition of non-controlling interest	0	0	(621)
Net cash and cash equivalents provided by (used in) financing activities	(100,618)	(74,052)	59,575
Increase (decrease) in cash and cash equivalents for the year, net	(159,154)	154,649	134,007
Cash and cash equivalents at beginning of year	369,200	214,551	80,544
Cash and cash equivalents at year-end	210,046	369,200	214,551
Financing and investing activities not affecting cash flows:
Changes in mine closures plans	26,722	42,874	10,594
Accounts receivable from sale of assets	21,648	2,715	5,371
Fair value for contingent consideration liability	(655)	1,815	1,773
Transactions with no effects in cash flows:
Increase of right-of-use assets	3,700
Minera Yanacocha Srl And Subsidiaries [Member]
Operating activities
Net profit (loss) for the year	(95,257)	(81,517)	(175,454)
Income tax paid	(12,600)	(8,863)	(27,911)
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Depreciation and amortization	144,862	156,212	87,783
Provision of closure mines	142,129	16,285	124,214
Deferred income tax	0	(1,071)	0
Unwinding of discount of the provision for closure mines	36,709	36,015	21,769
Unwinding of discount of debt instruments	1,497	735	0
Write-off of fixed assets	1,204	0	1,368
Loss (gain) for fixed asset sales	(5,996)	624	(603)
Write-down of ore on leach pads to realizable value	33,464	90,365	77,385
Reversal of the write-down of on ore inventories to realizable value	(74,666)	(63,778)	(99,219)
Allowance for obsolescence of materials and supplies	(1,417)	439	1,804
Net (increase) decrease in operating assets:
Trade and other receivables	13,290	(7,580)	(7,345)
Income tax collected(paid)	19,239	14,160	5,400
Value added tax credit	(3,003)	13,856	29,543
Inventories and Stockpiles and ore on leach pads	42,326	7,120	103,334
Prepaid expenses	(238)	(345)	(71)
Financial assets at fair value	(561)	299	(5,000)
Net (increase) decrease in operating liabilities:
Trade and other payables	(6,980)	1,708	17,800
Income tax payable	32,201	8,897	8,287
Provisions, other accruals and liabilities	30,082	(2,494)	(46,918)
Closure of mining units paid	(23,889)	(19,842)	(21,376)
Cash flows from (used in) operations	284,996	170,088	122,701
Net cash and cash equivalents provided by operating activities	272,396	161,225	94,790
Investing activities
Proceeds from sale of concessions, development costs, property, plant and equipment to third parties	8,088	4,821	2,235
Additions to mining concessions, development costs, property, plant and equipment	(184,403)	(117,636)	(51,624)
Restricted cash	(490)	(48,127)	0
Net cash and cash equivalents used in investing activities	(176,805)	(160,942)	(49,389)
Financing activities
Short-term lease payments	(296)	0	0
Payments for treasury shares	0	0	(47,911)
Proceeds from sale of shares	0	47,911	0
Net cash and cash equivalents provided by (used in) financing activities	(296)	47,911	(47,911)
Increase (decrease) in cash and cash equivalents for the year, net	95,295	48,194	(2,510)
Cash and cash equivalents at beginning of year	723,208	675,014	677,524
Cash and cash equivalents at year-end	818,503	723,208	675,014
Transactions with no effects in cash flows:
Addition of asset retirement and mine closure	158,967	27,275	97,326
Increase of right-of-use assets	1,045	0	0
Sociedads Minera Cerro Verde Saa [Member]
Operating activities
Net profit (loss) for the year	390,377	119,710	349,881
Income tax	(216,369)	(430,810)	(282,273)
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Income tax expense	317,205	366,998	486,043
Depreciation and amortization	535,000	512,298	456,467
Accretion on remediation and mine closure provision	4,049	4,322	4,595
Net loss on sale of Property, Plant and Equipment	279	964	185
Mining royalty dispute - charges	66,122	379,282	348,560
Mining royalty dispute - payments	(186,953)	(56,186)	(52,787)
Net (increase) decrease in operating assets:
Trade and other receivables	(39,300)	67,475	(38,922)
Other accounts receivable	3,535	1,954	(5,776)
Inventories and Stockpiles and ore on leach pads	(63,871)	(49,371)	32,101
Other non-financial assets	(38,741)	(76,186)	226,969
Net (increase) decrease in operating liabilities:
Trade and other payables	4,503	29,419	(13,663)
Other accounts payable	37,150	48,130	49,915
Provisions related to benefits to employees	(8,276)	(50,440)	33,258
Other provisions	52,559	(11,561)	70,648
Interest paid (not included in the financing activities)	37,226	47,442	50,510
Net cash and cash equivalents provided by operating activities	820,042	808,556	1,614,691
Investing activities
Proceeds from sale of concessions, development costs, property, plant and equipment to third parties	1,243	109	37
Additions to mining concessions, development costs, property, plant and equipment	(283,459)	(280,183)	(152,769)
Stripping activity asset	(197,038)	(177,327)	(153,623)
Net cash and cash equivalents used in investing activities	(479,254)	(457,401)	(306,355)
Financing activities
Proceeds from bank loans	0	0	233,333
Payments of bank loans	(200,000)	(250,000)	(353,333)
Short-term lease payments	(10,479)	0	(161)
Payments of shareholders loans	0	0	(606,014)
Debt issuance costs	0	0	(12,085)
Dividends declared and paid	(150,000)	(200,000)	0
Net cash and cash equivalents provided by (used in) financing activities	(360,479)	(450,000)	(738,260)
Increase (decrease) in cash and cash equivalents for the year, net	(19,691)	(98,845)	570,076
Cash and cash equivalents at beginning of year	501,182	600,027	29,951
Cash and cash equivalents at year-end	481,491	501,182	600,027
Non cash transactions
Provision for remediation and mine closure	$ 41,130	$ (32,017)	$ (3,710)